Shareholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders’ Deficit [Abstract]
SHAREHOLDERS’ DEFICIT

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2023, and December 31, 2022, there were no preference shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares, with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share. At September 30, 2023 and December 31, 2022, there were 3,340,000 ordinary shares issued and outstanding, excluding 1,851,416 and 1,984,080 ordinary shares subject to possible redemption, which are presented as temporary equity, respectively.

Rights — Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all ordinary shares held by it in connection with a Business Combination. No additional consideration will be required to be paid by a holder of Public Rights in order to receive its additional shares upon consummation of a Business Combination, as the consideration related thereto was included in the unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination under which the Company will not be the surviving entity, the definitive agreement will provide for the holders of Public Rights to receive the same per share consideration that the holders of ordinary shares will receive in the transaction on an as-converted into ordinary share basis, and each holder of a Public Right will be required to affirmatively convert its Public Rights in order to receive the one-tenth (1/10) share underlying each Public Right (without paying any additional consideration) upon consummation of a Business Combination. More specifically, the Public Right holder will be required to indicate its election to convert the Public Rights into underlying shares, as well as to return the original rights certificates to the Company.

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Rights will not receive any of such funds with respect to their Public Rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Rights, and the Public Rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the Public Rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022 and 2021, there were no preference shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares, with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share. At December 31, 2022 and 2021, there were 3,340,000 ordinary shares issued and outstanding, excluding 1,984,080 and 11,500,000 ordinary shares subject to possible redemption, respectively, which are presented as temporary equity.

Rights — Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all ordinary shares held by it in connection with a Business Combination. No additional consideration will be required to be paid by a holder of Public Rights in order to receive its additional shares upon consummation of a Business Combination, as the consideration related thereto was included in the unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination under which the Company will not be the surviving entity, the definitive agreement will provide for the holders of Public Rights to receive the same per share consideration that the holders of ordinary shares will receive in the transaction on an as-converted into ordinary share basis, and each holder of a Public Right will be required to affirmatively convert its Public Rights in order to receive the 1/10 share underlying each Public Right (without paying any additional consideration) upon consummation of a Business Combination. More specifically, the Public Right holder will be required to indicate its election to convert the Public Rights into underlying shares, as well as to return the original rights certificates to the Company.

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Rights will not receive any of such funds with respect to their Public Rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Rights, and the Public Rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the Public Rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.